UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09397
                                                    ----------

                           The Gabelli Utilities Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI UTILITIES FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2005




TO OUR SHAREHOLDERS,
      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2005 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION
      During 2005, the Gabelli Utilities Fund rose 8.36% compared to gains by the S&P 500 Utility Index and the average utility fund monitored by Lipper of 16.84% and 13.37%, respectively. The fourth quarter was a tough period for utility stocks, but overall the full year 2005 was a good one for these stocks. After positive moves during the first three quarters of 2005, utility stocks suffered modest declines in the final quarter of the year.
      Looking back at the full year 2005, the biggest event, with significant positive long-term implications, was the passage of the Energy Policy Act of 2005. This was the first comprehensive energy legislation to be passed in more than a decade and it was signed into law by President Bush in August. The Energy Policy Act repealed the 1935 Public Utility Holding Company Act, known as PUHCA. Repeal of PUHCA removes a number of rules that restricted utility mergers and acquisitions in the U.S. For instance, the recently announced merger of FPL Group Inc. and Constellation Energy Group could not have taken place if the 1935 PUHCA rules were still in effect. The Fund has investments in several of the smaller and mid-sized utilities that we think are attractive takeover candidates.
      Another major event of 2005 for utilities was the huge increase in energy prices. Fuel prices were moving up moderately during the first half of 2005, but then they soared during the third quarter. However, during the fourth quarter, fuel prices did not retreat much at all.
      The Fund benefited from its large holding in Allegheny Energy Inc., that rose by 60.5% during 2005. Other major electric utility holdings helping performance in 2005 were Edison International, that went up by 36.2%, UniSource Energy Corp., up 29.4%, and Electric Power Development Corp., up 22.9%. Companies in diverse sectors that contributed to returns in 2005 included the cable and wireless company Rogers Communications Inc. (+61.6%), the Denmark based telecom TDC A/S (+63.0%), and the Spanish utility ENDESA SA (+28.5%), which at the end of 2005 entered into talks to be acquired.
      The Fund's performance was dimmed by its holding in Duquesne Light Holdings Inc., that fell by 13.4% during 2005 and also by Energy East Corp., that declined by 14.5% for the same period. Cable and satellite holdings Echostar Communications Corp. (-18.3%) and Cablevision Systems Corp. (-5.7%) also delivered a negative impact on our Fund.

                                           Sincerely yours,

                                           /s/ Bruce N. Alpert

                                           Bruce N. Alpert
                                           President
February 13, 2006

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
     THE GABELLI UTILITIES FUND CLASS AAA SHARES AND THE S&P UTILITY INDEX

            Gabelli Utilities Fund
               Class AAA Shares             S&P Utility Index
8/31/99             $10,000                      $10,000
12/31/99             12,225                        9,008
12/31/00             14,234                       14,160
12/31/01             12,047                        9,849
12/31/02             10,233                        6,896
12/31/03             13,249                        8,706
12/31/04             15,314                       10,820
12/31/05             16,594                       12,642

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2005 (A)
              ----------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                          Quarter      1 Year       3 Year      5 Year     (8/31/99)
                                                          -------      ------       ------      ------     ---------
 GABELLI UTILITIES FUND CLASS AAA .....................  (4.52)%        8.36%       17.48%       3.12%       8.31%

 S&P 500 Utility Index ................................  (5.48)        16.84        22.39       (2.24)       3.81
 Lipper Utility Fund Average ..........................  (4.40)        13.37        19.96        0.73        4.16
 Class A ..............................................  (4.50)         8.46        17.59        3.17        8.36
                                                        (10.00)(b)      2.24(b)     15.32(b)     1.95(b)     7.35(b)
 Class B ..............................................  (4.64)         7.63        16.55        2.63        7.91
                                                         (9.41)(c)      2.63(c)     15.81(c)     2.26(c)     7.70(c)
 Class C ..............................................  (4.62)         7.60        16.66        2.68        7.95
                                                         (5.58)(c)      6.60(c)     16.66(c)     2.68(c)     7.95(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE VALUE OF UTILITY STOCKS CHANGE AS LONG-TERM INTEREST RATES CHANGE. FUNDS INVESTING IN A SINGLE SECTOR, SUCH AS UTILITIES, MAY BE SUBJECT TO MORE VOLATILITY THAN FUNDS THAT INVEST MORE BROADLY. THE UTILITIES INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY GOVERNMENT REGULATION, FINANCING DIFFICULTIES, SUPPLY OR DEMAND OF SERVICES OR FUEL AND NATURAL RESOURCES CONSERVATION. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 UTILITY INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER AVERAGE
     REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2005 through December 31, 2005
                                                                   EXPENSE TABLE
================================================================================
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2005.

                 Beginning        Ending       Annualized     Expenses
               Account Value   Account Value     Expense    Paid During
                 07/01/05        12/31/05         Ratio       Period*
--------------------------------------------------------------------------------
GABELLI UTILITIES FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA        $1,000.00      $  995.00         1.52%       $ 7.64
Class A          $1,000.00      $  996.10         1.52%       $ 7.65
Class B          $1,000.00      $  991.20         2.27%       $11.39
Class C          $1,000.00      $  991.20         2.27%       $11.39

HYPOTHETICAL 5% RETURN
Class AAA        $1,000.00      $1,017.54         1.52%       $ 7.73
Class A          $1,000.00      $1,017.54         1.52%       $ 7.73
Class B          $1,000.00      $1,013.76         2.27%       $11.52
Class C          $1,000.00      $1,013.76         2.27%       $11.52

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2005:

GABELLI UTILITIES FUND

Energy and Utilities: Integrated ..................  41.5%
Energy and Utilities: Electric ....................  18.6%
Energy and Utilities: Natural Gas .................   9.5%
Telecommunications ................................   7.4%
Cable and Satellite ...............................   5.6%
U.S. Government Obligations .......................   4.5%
Exchange Traded Funds .............................   4.1%
Entertainment .....................................   2.7%
Computer Software and Services ....................   1.8%
Communications ....................................   1.6%
Communications Equipment ..........................   1.0%
Diversified Industrial ............................   0.7%
Energy and Utilities: Water .......................   0.4%
Energy and Utilities: Oil .........................   0.4%
Metals and Mining .................................   0.1%
Health Care .......................................   0.0%
Other Assets and Liabilities - (Net) ..............   0.1%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING
The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

--------------------------------------------------------------------------------
                   2005 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the fiscal year ended December 31, 2005, the Fund paid to shareholders, ordinary income dividends (comprised of net investment income) totaling $0.21769, $0.22519, $0.14584, and $0.18730 per share for Class AAA, Class A,
Class B, and Class C, respectively. The Fund paid a long-term capital gain distribution totaling $0.01210 per share for each class which is designated as a capital gain dividend. For the fiscal year ended December 31, 2005, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations, and 100% of the ordinary income distribution was qualified dividend income. Additionally, 72.64%. 71.75%, 81.20% and 76.26% for Class AAA, Class A, Class B, and Class C Shares, respectively, of the distributions paid in 2005 were a nontaxable return of capital which should be deducted from the cost basis of the securities held as of the payment date.
U.S. GOVERNMENT INCOME:
The percentage of the ordinary income dividend paid by the Fund during fiscal year 2005 which was derived from U.S. Treasury securities was 6.34%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Utilities Fund did not meet this strict requirement in 2005. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005
================================================================================

                                                                      MARKET
      SHARES                                         COST              VALUE
      ------                                         ----             -------

              COMMON STOCKS -- 93.9%
              CABLE AND SATELLITE -- 5.6%
     280,000  Cablevision Systems Corp.,
                Cl. A+ ......................... $  7,879,607    $  6,571,600
      10,000  Cogeco Cable Inc. ................      207,213         210,762
      40,000  Cogeco Inc. ......................      777,564         825,842
      10,000  Comcast Corp., Cl. A+ ............      320,620         259,600
      55,000  DIRECTV Group Inc.+ ..............      941,124         776,600
      82,000  EchoStar Communications
                Corp., Cl. A+ ..................    2,498,241       2,227,940
      35,000  Liberty Global Inc., Cl. A+ ......      764,854         787,500
      30,000  Liberty Global Inc., Cl. C+ ......      630,786         636,000
       6,000  Mediacom Communications
                Corp., Cl. A+ ..................       35,001          32,940
      58,900  PanAmSat Holding Corp. ...........    1,415,130       1,443,050
      75,000  Rogers Communications Inc.,
                Cl. B ..........................    2,008,921       3,169,500
       1,000  Shaw Communications Inc.,
                Cl. B, New York ................       16,985          21,680
                                                 ------------    ------------
                                                   17,496,046      16,963,014
                                                 ------------    ------------
              COMMUNICATIONS EQUIPMENT -- 1.0%
      70,000  Scientific-Atlanta Inc. ..........    2,962,728       3,014,900
                                                 ------------    ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.8%
     500,000  Siebel Systems Inc. ..............    5,243,000       5,290,000
                                                 ------------    ------------
              DIVERSIFIED INDUSTRIAL -- 0.7%
      20,000  Cooper Industries Ltd., Cl. A ....    1,504,602       1,460,000
      15,000  Walter Industries Inc. ...........      672,241         745,800
                                                 ------------    ------------
                                                    2,176,843       2,205,800
                                                 ------------    ------------
              ENERGY AND UTILITIES: ELECTRIC -- 18.6%
      90,000  AES Corp.+ .......................      434,950       1,424,700
     235,000  Allegheny Energy Inc.+ ...........    3,103,912       7,437,750
      26,000  ALLETE Inc. ......................      865,004       1,144,000
      75,000  American Electric Power Co. Inc. .    2,665,384       2,781,750
      35,000  Cleco Corp. ......................      721,890         729,750
     340,000  DPL Inc. .........................    8,838,684       8,843,400
       6,000  DTE Energy Co. ...................      240,835         259,140
      90,000  Duquesne Light Holdings Inc. .....    1,511,623       1,468,800
      52,000  Edison International .............      671,304       2,267,720
     108,000  El Paso Electric Co.+ ............    1,566,675       2,272,320
     160,000  Electric Power Development
                Co. Ltd. .......................    4,680,039       5,494,552
     210,000  FPL Group Inc. ...................    8,132,197       8,727,600
     142,000  Great Plains Energy Inc. .........    4,201,427       3,970,320
      30,000  Green Mountain Power Corp. .......      682,200         863,100
     100,000  Pepco Holdings Inc. ..............    2,029,205       2,237,000
       1,000  Pike Electric Corp.+ .............       14,000          16,220
      72,000  Pinnacle West Capital Corp. ......    3,144,090       2,977,200
       8,000  TXU Corp. ........................       58,500         401,520

                                                                      MARKET
      SHARES                                         COST              VALUE
      ------                                         ----             -------

      10,000  UIL Holdings Corp. ............... $    490,136    $    459,900
      70,000  Unisource Energy Corp. ...........    1,641,096       2,184,000
                                                 ------------    ------------
                                                   45,693,151      55,960,742
                                                 ------------    ------------
              ENERGY AND UTILITIES: INTEGRATED -- 40.9%
      25,000  Alliant Energy Corp. .............      566,406         701,000
      50,000  Ameren Corp. .....................    2,391,301       2,562,000
     890,000  Aquila Inc.+ .....................    3,080,330       3,204,000
       4,000  Areva ............................    1,690,915       1,920,277
      33,000  Black Hills Corp. ................      973,139       1,142,130
      24,500  CH Energy Group Inc. .............    1,079,930       1,124,550
      24,000  Chubu Electric Power Co. Inc. ....      574,288         571,840
      24,000  Chugoku Electric Power Co. Inc. ..      457,538         465,002
     120,000  Cinergy Corp. ....................    4,899,525       5,095,200
      95,000  CMS Energy Corp.+ ................      647,475       1,378,450
      45,000  Consolidated Edison Inc. .........    1,958,936       2,084,850
      55,000  Constellation Energy Group .......    2,718,966       3,168,000
      80,000  Duke Energy Corp. ................    1,850,732       2,196,000
     350,000  El Paso Corp. ....................    3,479,841       4,256,000
         300  Electricite de France+ ...........       11,619          11,358
      20,000  Empire District Electric Co. .....      466,100         406,600
     310,000  Endesa SA ........................    7,889,024       8,154,901
         100  Endesa SA, ADR ...................        2,535           2,601
     130,000  Enel SpA .........................      888,729       1,021,168
       4,000  Energias de Portugal SA, ADR .....      112,064         123,480
     165,000  Energy East Corp. ................    3,878,038       3,762,000
       4,000  Entergy Corp. ....................      152,640         274,600
      46,000  FirstEnergy Corp. ................    1,679,999       2,253,540
      48,000  Florida Public Utilities Co. .....      578,609         655,200
      90,000  Hawaiian Electric Industries Inc.     2,335,104       2,331,000
     100,000  Hera SpA .........................      174,312         267,264
      12,000  Hokkaido Electric Power Co. Inc. .      238,323         244,202
      24,000  Hokuriku Electric Power Co. ......      442,615         474,160
       2,000  Iberdrola SA .....................       46,240          54,672
      96,000  Kansai Electric Power Co. Inc. ...    1,925,246       2,063,510
      65,000  Korea Electric Power Corp., ADR ..      995,553       1,266,850
      24,000  Kyushu Electric Power Co. Inc. ...      503,470         520,965
      34,000  Maine & Maritimes Corp. ..........    1,014,972         526,320
      60,000  MGE Energy Inc. ..................    2,036,884       2,034,600
      40,000  Mirant Corp.+ ....................       58,080          52,800
       8,775  National Grid plc, ADR ...........      386,383         427,255
      45,000  NiSource Inc. ....................      978,651         938,700
     175,000  Northeast Utilities ..............    3,448,536       3,445,750
      30,000  NorthWestern Corp. ...............      941,505         932,100
     220,000  NSTAR ............................    5,842,879       6,314,000
     155,000  OGE Energy Corp. .................    4,072,862       4,152,450

                See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================

                                                                      MARKET
      SHARES                                         COST              VALUE
      ------                                         ----             -------

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
       1,000  Ormat Technologies Inc. .......... $     15,000    $     26,140
      45,000  Otter Tail Corp. .................    1,215,287       1,304,100
      28,000  PG&E Corp. .......................      365,349       1,039,360
      35,000  PPL Corp. ........................      669,063       1,029,000
     100,000  Progress Energy Inc. .............    4,292,372       4,392,000
      60,000  Public Service Enterprise
                Group Inc. .....................    3,171,922       3,898,200
      80,000  SCANA Corp. ......................    3,331,986       3,150,400
      90,000  Scottish Power plc ...............      691,224         841,577
      40,000  Scottish Power plc, ADR ..........    1,267,354       1,495,200
      24,000  Shikoku Electric Power Co. Inc. ..      473,574         489,422
     100,000  Southern Co. .....................    3,266,525       3,453,000
      61,600  Suez SA ..........................    2,025,376       1,916,545
      61,600  Suez SA, Strips+ .................            0             729
     110,000  TECO Energy Inc. .................    1,923,790       1,889,800
     140,000  Tohoku Electric Power Co. Inc. ...    2,470,795       2,849,027
      32,000  Tokyo Electric Power Co. Inc. ....      782,090         777,377
     100,000  Vectren Corp. ....................    2,782,372       2,716,000
     375,400  Westar Energy Inc. ...............    8,368,743       8,071,100
      90,000  Wisconsin Energy Corp. ...........    3,011,927       3,515,400
      65,000  WPS Resources Corp. ..............    3,517,205       3,595,150
     210,000  Xcel Energy Inc. .................    3,728,690       3,876,600
                                                 ------------    ------------
                                                  114,840,938     122,907,472
                                                 ------------    ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 9.5%
     110,000  Atmos Energy Corp. ...............    2,971,308       2,877,600
      22,000  Cascade Natural Gas Corp. ........      453,329         429,220
      40,000  Chesapeake Utilities Corp. .......    1,034,330       1,232,000
      20,000  Energen Corp. ....................      239,277         726,400
     108,000  KeySpan Corp. ....................    4,031,040       3,854,520
      48,000  Laclede Group Inc. ...............    1,452,380       1,402,080
      95,000  National Fuel Gas Co. ............    2,516,076       2,963,050
      15,000  Nicor Inc. .......................      388,552         589,650
     120,000  ONEOK Inc. .......................    3,032,879       3,195,600
      48,000  Peoples Energy Corp. .............    2,076,813       1,683,360
      50,000  Piedmont Natural Gas Co. Inc. ....    1,197,837       1,208,000
      50,000  SEMCO Energy Inc.+ ...............      283,846         281,000
       2,000  Snam Rete Gas SpA ................       10,804           8,222
      30,000  South Jersey Industries Inc. .....      833,463         874,200
      75,000  Southern Union Co.+ ..............    1,417,820       1,772,250
     201,600  Southwest Gas Corp. ..............    5,077,005       5,322,240
                                                 ------------    ------------
                                                   27,016,759      28,419,392
                                                 ------------    ------------
              ENERGY AND UTILITIES: OIL -- 0.4%
       3,000  Cooper Cameron Corp.+ ............      103,313         124,200
       6,000  Murphy Oil Corp. .................      265,296         323,940
      10,000  Transocean Inc.+ .................      591,805         696,900
                                                 ------------    ------------
                                                      960,414       1,145,040
                                                 ------------    ------------
                                                                      MARKET
      SHARES                                         COST              VALUE
      ------                                         ----             -------

              ENERGY AND UTILITIES: WATER -- 0.4%
       3,000  American States Water Co. ........ $     75,431    $     92,400
       4,000  Aqua America Inc. ................       78,190         109,200
       1,000  California Water Service Group ...       34,715          38,230
       2,000  Consolidated Water Co. Ltd. ......       40,211          40,580
       5,333  Middlesex Water Co. ..............       91,735          92,474
      20,000  Pennichuck Corp. .................      364,494         408,800
       7,000  SJW Corp. ........................      267,511         318,500
       2,000  Veolia Environnement .............       68,803          90,545
       1,100  York Water Co. ...................       20,544          28,435
                                                 ------------    ------------
                                                    1,041,634       1,219,164
                                                 ------------    ------------
              ENTERTAINMENT -- 2.7%
      50,000  Time Warner Inc. .................      861,746         872,000
     235,000  Vivendi Universal SA, ADR ........    7,281,673       7,386,050
                                                 ------------    ------------
                                                    8,143,419       8,258,050
                                                 ------------    ------------
              EXCHANGE TRADED FUNDS -- 4.1%
     109,000  Utilities HOLDRs Trust ...........   12,541,145      12,426,000
                                                 ------------    ------------
              HEALTH CARE -- 0.0%
       4,000  Tsumura & Co. ....................      101,665         110,569
                                                 ------------    ------------
              METALS AND MINING -- 0.1%
      10,000  Compania de Minas
                Buenaventura SA, ADR ...........      232,653         283,000
                                                 ------------    ------------
              TELECOMMUNICATIONS -- 6.5%
      30,000  AT&T Inc. ........................      745,230         734,700
      40,000  BellSouth Corp. ..................    1,122,419       1,084,000
         200  Hutchison Telecommunications
                International Ltd.+ ............          163             289
     140,000  MCI Inc. .........................    3,531,615       2,762,200
         200  Mobistar SA ......................       18,055          15,864
         200  PT Indosat Tbk ...................          128             113
     125,000  Sprint Nextel Corp. ..............    3,208,029       2,920,000
     150,000  TDC A/S ..........................    8,850,083       8,985,243
         600  Tele2 AB, Cl. B ..................        8,180           6,438
      22,000  Telecom Italia SpA, ADR ..........      664,590         642,620
       3,000  Telephone & Data Systems Inc. ....      118,920         108,090
       4,500  Telephone & Data Systems Inc.,
                Special ........................      177,669         155,745
      70,000  Telindus Group NV+ ...............    1,440,175       1,400,547
      20,000  Verizon Communications Inc. ......      710,900         602,400
                                                 ------------    ------------
                                                   20,596,156      19,418,249
                                                 ------------    ------------
              WIRELESS COMMUNICATIONS -- 1.6%
      15,000  America Movil SA de CV, Cl. L, ADR      253,766         438,900
      17,000  China Mobile (Hong Kong) Ltd., ADR      304,837         408,680
      17,000  China Unicom Ltd., ADR ...........      141,622         139,060

                See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================

                                                                      MARKET
      SHARES                                         COST              VALUE
      ------                                         ----             -------

              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS (CONTINUED)
       2,000  Cosmote Mobile
                Telecommunications SA .......... $     36,556    $     44,467
       2,400  Mobile TeleSystems, ADR ..........       79,902          84,000
         190  MobileOne Ltd. ...................          218             242
      20,000  SK Telecom Co. Ltd., ADR .........      423,463         405,800
         200  SmarTone Telecommunications
                Holdings Ltd. ..................          207             234
       4,000  Telefonica Moviles SA, ADR .......       43,860          41,840
      65,000  United States Cellular Corp.+ ....    3,129,169       3,211,000
       4,000  Vimpel-Communications, ADR+ ......      123,051         176,920
       1,000  Virgin Mobile Holdings plc .......        4,222           6,486
                                                 ------------    ------------
                                                    4,540,873       4,957,629
                                                 ------------    ------------
              TOTAL COMMON STOCKS ..............  263,587,424     282,579,021
                                                 ------------    ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.7%
              ENERGY AND UTILITIES: INTEGRATED -- 0.6%
         800  El Paso Corp.,
                4.990% Cv. Pfd. (a) ............      758,731         881,832
      15,000  Mirant Trust I,
                6.250% Cv. Pfd., Ser. A+ .......      432,655         802,500
                                                 ------------    ------------
                                                    1,191,386       1,684,332
                                                 ------------    ------------
              TELECOMMUNICATIONS -- 0.1%
      11,400  Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ........      477,317         433,770
                                                 ------------    ------------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS ...............    1,668,703       2,118,102
                                                 ------------    ------------

     PRINCIPAL                                                        MARKET
      AMOUNT                                         COST              VALUE
      ------                                         ----             -------
              CONVERTIBLE BONDS -- 0.8%
              TELECOMMUNICATIONS -- 0.8%
 $ 2,500,000  Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 ............... $  2,370,776    $  2,356,250
                                                 ------------    ------------
              U.S. GOVERNMENT OBLIGATIONS -- 4.5%
  13,549,000  U.S. Treasury Bills,
                3.790% to 3.998%++,
                01/19/06 to 03/23/06 ...........   13,448,626      13,446,983
                                                 ------------    ------------
              TOTAL
                INVESTMENTS -- 99.9% ........... $281,075,529     300,500,356
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.1% .......      254,935
                                                                 ------------
              NET ASSETS -- 100.0% ............................. $300,755,291
                                                                 ============
----------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the Rule 144A securities are considered liquid and the market value amounted to $881,832 or 0.29% of total net assets.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt

                 See accompanying notes to financial statements.

                          THE GABELLI UTILITIES FUND


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
================================================================================

ASSETS:
  Investments, at value (cost $281,075,529) ............    $300,500,356
  Cash .................................................           1,011
  Dividends and interest receivable ....................         535,862
  Receivable for Fund shares sold ......................       1,527,452
  Other assets .........................................          10,621
                                                            ------------
  TOTAL ASSETS .........................................     302,575,302
                                                            ------------
LIABILITIES:
  Foreign currency, at value (cost $129) ...............             130
  Payable for Fund shares redeemed .....................       1,086,894
  Payable for investment advisory fees .................         254,170
  Payable for investments purchased ....................         227,109
  Payable for distribution fees ........................         123,332
  Dividends payable ....................................           1,237
  Other accrued expenses and liabilities ...............         127,139
                                                            ------------
  TOTAL LIABILITIES ....................................       1,820,011
                                                            ------------
  NET ASSETS applicable to 36,921,352
   shares outstanding ..................................    $300,755,291
                                                            ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, each class at
   $0.001 par value ....................................    $     36,921
  Additional paid-in capital ...........................     281,595,754
  Accumulated distributions in excess of net
   realized gains on investments and foreign
   currency transactions ...............................        (302,213)
  Net unrealized appreciation on investments ...........      19,424,827
  Net unrealized appreciation on foreign
   currency translations ...............................               2
                                                            ------------
 NET ASSETS ............................................    $300,755,291
                                                            ============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
   share ($124,436,861 / 15,171,189 shares
   outstanding; unlimited number of
   shares authorized) ..................................           $8.20
                                                                   =====
  CLASS A:
  Net Asset Value and redemption price per share
   ($81,868,612 / 9,948,047 shares outstanding;
   unlimited number of shares authorized) ..............           $8.23
                                                                   =====
  Maximum offering price per share (NAV / 0.9425,
   based on maximum sales charge of 5.75%
   of the offering price) ..............................           $8.73
                                                                   =====
  CLASS B:
  Net Asset Value and offering price per share
   ($331,242 / 41,553 shares outstanding;
   unlimited number of shares authorized) ..............           $7.97(a)
                                                                   =====
  CLASS C:
  Net Asset Value and offering price per share
   ($94,118,576 / 11,760,563 shares outstanding;
   unlimited number of shares authorized) ..............           $8.00(a)
                                                                   =====
-----------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $72,694) ..........     $ 6,232,548
  Interest .............................................         794,949
                                                             -----------
  TOTAL INVESTMENT INCOME ..............................       7,027,497
                                                             -----------
EXPENSES:
  Investment advisory fees .............................       2,105,194
  Distribution fees - Class AAA ........................         279,979
  Distribution fees - Class A ..........................         108,521
  Distribution fees - Class B ..........................           3,363
  Distribution fees - Class C ..........................         547,832
  Shareholder services fees ............................         200,051
  Shareholder communications expenses ..................          80,229
  Registration fees ....................................          67,694
  Custodian fees .......................................          52,601
  Legal and audit fees .................................          39,794
  Trustees' fees .......................................          23,218
  Miscellaneous expenses ...............................          66,628
                                                             -----------
  TOTAL EXPENSES .......................................       3,575,104
  Less: Custodian fee credits ..........................          (3,074)
                                                             -----------
  TOTAL NET EXPENSES ...................................       3,572,030
                                                             -----------
  NET INVESTMENT INCOME ................................       3,455,467
                                                             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .....................       2,222,716
  Net realized loss on foreign currency transactions ...        (184,099)
  Net change in unrealized appreciation/
   depreciation on investments and foreign
   currency translations ...............................       5,375,503
                                                             -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY ....................       7,414,120
                                                             -----------
  NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................     $10,869,587
                                                             ===========

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                  YEAR ENDED           YEAR ENDED
                                                                               DECEMBER 31, 2005    DECEMBER 31, 2004
                                                                               -----------------    -----------------
OPERATIONS:
  Net investment income .....................................................    $  3,455,467        $  1,161,129
  Net realized gain on investments and foreign currency transactions ........       2,038,617             163,412
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations ...........................................       5,375,503           8,946,173
                                                                                 ------------        ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................      10,869,587          10,270,714
                                                                                 ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ...............................................................      (1,963,834)         (1,083,750)
    Class A .................................................................        (790,051)            (39,396)
    Class B .................................................................          (3,476)             (5,664)
    Class C .................................................................        (608,558)            (32,816)
                                                                                 ------------        ------------
                                                                                   (3,365,919)         (1,161,626)
                                                                                 ------------        ------------
  Net realized gains
    Class AAA ...............................................................      (1,248,644)           (125,338)
    Class A .................................................................        (500,040)             (4,556)
    Class B .................................................................          (3,806)               (655)
    Class C .................................................................        (643,511)             (3,795)
                                                                                 ------------        ------------
                                                                                   (2,396,001)           (134,344)
                                                                                 ------------        ------------
  Return of capital
    Class AAA ...............................................................      (8,083,619)         (5,119,985)
    Class A .................................................................      (3,233,617)           (186,117)
    Class B .................................................................         (27,148)            (26,759)
    Class C .................................................................      (4,569,578)           (155,031)
                                                                                 ------------        ------------
                                                                                  (15,913,962)         (5,487,892)
                                                                                 ------------        ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................     (21,675,882)         (6,783,862)
                                                                                 ------------        ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA ...............................................................      46,448,484          34,873,967
    Class A .................................................................      74,821,159           9,616,331
    Class B .................................................................           8,772             255,354
    Class C .................................................................      88,048,211           9,765,972
                                                                                 ------------        ------------
  NET INCREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS      209,326,626          54,511,624
                                                                                 ------------        ------------
  REDEMPTION FEES ...........................................................          20,804               4,853
                                                                                 ------------        ------------
  NET INCREASE IN NET ASSETS ................................................     198,541,135          58,003,329

NET ASSETS:
  Beginning of period .......................................................     102,214,156          44,210,827
                                                                                 ------------        ------------
  End of period (including undistributed net investment income of
    $0 and $0, respectively) ................................................    $300,755,291        $102,214,156
                                                                                 ============        ============

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. The Gabelli Utilities Fund (the "Fund") was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 31, 1999. The Fund's primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2005, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the year ended December 31, 2005, reclassifications were made to decrease accumulated net investment income by $89,548 and decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $2,047,324 with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                                              YEAR ENDED           YEAR ENDED
                                                           DECEMBER 31, 2005    DECEMBER 31, 2004
                                                           -----------------    -----------------
              DISTRIBUTIONS PAID FROM:
              Ordinary income
                 (inclusive of gains) .....................  $ 5,314,996           $1,295,970
              Long-term gain ..............................      446,924                   --
              Non-taxable return of capital ...............   15,913,962            5,487,892
                                                             -----------           ----------
              Total distributions paid ....................  $21,675,882           $6,783,862
                                                             ===========           ==========

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year were made in excess of required distributions. To the extent such distributions were made from current earnings and profits, they were considered ordinary income or long-term capital gains. The Fund's current distribution policy may restrict the Fund's ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                  Net unrealized appreciation on investments
                    and foreign payables and receivables ....... $19,122,616
                                                                 -----------
                  Total accumulated gain ....................... $19,122,616
                                                                 ===========
For the year ended December 31, 2005, the Fund utilized all of its net capital loss carryforwards of $1,753,335.

The following summarizes the tax cost of investments and related unrealized appreciation (depreciation) at December 31, 2005:

                                                                     GROSS            GROSS         NET UNREALIZED
                                                                  UNREALIZED       UNREALIZED        APPRECIATION/
                                                 COST            APPRECIATION     DEPRECIATION      (DEPRECIATION)
                                                 ----           -------------     ------------      --------------
                  Investments .............. $281,377,742        $25,424,058      $(6,301,444)       $19,122,614

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser. The Adviser contractually agreed to waive investment advisory fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses for Class AAA, Class A, Class B, and Class C at 2.00%, 2.00%, 2.75%, and 2.75%, respectively, of average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00%, 2.00%, 2.75%, and 2.75% of average daily net assets for Class AAA, Class A, Class B, and Class C Shares, respectively. No expense reimbursements were made by the Adviser during 2004 and 2005 and there is no amount owed to the Adviser by the Fund at December 31, 2005.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2005, other than short-term securities, aggregated $252,405,989 and $32,673,663, respectively.

6. SHARES OF BENEFICIAL INTEREST. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (From November 1, 2004 through June 14, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2005 and December 31, 2004 amounted to $20,804 and $4,853, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                               YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2005                  DECEMBER 31, 2004
                                                     ----------------------------      ---------------------------
                                                         SHARES         AMOUNT            SHARES         AMOUNT
                                                     ----------      ------------      ----------     ------------
                                                                CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold .......................................   8,834,600      $ 75,021,712       6,962,962     $ 55,861,448
Shares issued upon reinvestment of dividends ......     889,401         7,473,397         577,703        4,627,738
Shares redeemed ...................................  (4,301,540)      (36,046,625)     (3,209,195)     (25,615,219)
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................   5,422,461      $ 46,448,484       4,331,470     $ 34,873,967
                                                     ==========      ============      ==========     ============
                                                                 CLASS A                          CLASS A
                                                     ----------------------------      ---------------------------
Shares sold .......................................   9,134,021      $ 78,169,512       1,196,763     $  9,794,869
Shares issued upon reinvestment of dividends ......     264,637         2,228,188          13,991          114,955
Shares redeemed ...................................    (662,998)       (5,576,541)        (36,423)        (293,493)
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................   8,735,660      $ 74,821,159       1,174,331     $  9,616,331
                                                     ==========      ============      ==========     ============
                                                                 CLASS B                          CLASS B
                                                     ----------------------------      ---------------------------
Shares sold .......................................       3,513      $     29,937          37,151     $    299,078
Shares issued upon reinvestment of dividends ......         515             4,206             535            4,218
Shares redeemed ...................................      (3,109)          (25,371)         (5,937)         (47,942)
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................         919      $      8,772          31,749     $    255,354
                                                     ==========      ============      ==========     ============
                                                                 CLASS C                          CLASS C
                                                     ----------------------------      ---------------------------
Shares sold .......................................  10,727,174      $ 89,787,941       1,213,943     $  9,827,615
Shares issued upon reinvestment of dividends ......     294,675         2,422,605          12,114           97,528
Shares redeemed ...................................    (505,929)       (4,162,335)        (19,910)        (159,171)
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................  10,515,920      $ 88,048,211       1,206,147     $  9,765,972
                                                     ==========      ============      ==========     ============

7. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2005, the Fund paid brokerage commissions of $307,050 to Gabelli & Company. Gabelli & Company has informed the Fund that it received commissions (sales charges and underwriting fees) from investors on sales and redemptions of Fund shares during the year ended December 31, 2005 in the amount of $503,467.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2005, the Fund reimbursed the Adviser $45,000 in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

8. CONCENTRATION RISKS. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI UTILITIES FUND
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                  INCOME
                        FROM INVESTMENT OPERATIONS                               DISTRIBUTIONS
             -------------------------------------------------   ----------------------------------------------
                                         Net
             Net Asset               Realized and      Total                    Net
   Period      Value,       Net       Unrealized       from         Net      Realized
   Ended     Beginning  Investment  Gain/(Loss) on  Investment   Investment   Gain on   Return of    Total
December 31  of Period   Income (a)  Investments    Operations     Income   Investments  Capital  Distributions
-----------  ---------  ----------  --------------  ----------   ---------- ----------- --------- -------------
CLASS AAA
   2005       $ 8.36      $0.15       $ 0.53         $ 0.68       $(0.15)     $(0.09)    $(0.60)    $(0.84)
   2004         8.03       0.15         1.02           1.17        (0.13)      (0.02)     (0.69)     (0.84)
   2003         6.96       0.14         1.77           1.91        (0.14)         --      (0.70)     (0.84)
   2002         9.13       0.22        (1.55)         (1.33)       (0.22)         --      (0.62)     (0.84)
   2001        11.72       0.11        (1.86)         (1.75)       (0.11)         --      (0.73)     (0.84)
CLASS A +
   2005       $ 8.38      $0.16       $ 0.53         $ 0.69       $(0.15)     $(0.09)    $(0.60)    $(0.84)
   2004         8.06       0.19         0.97           1.16        (0.11)      (0.01)     (0.72)     (0.84)
   2003         6.96       0.13         1.81           1.94        (0.13)         --      (0.71)     (0.84)
CLASS B +
   2005       $ 8.20      $0.08       $ 0.53         $ 0.61       $(0.09)     $(0.09)    $(0.66)    $(0.84)
   2004         7.96       0.08         1.00           1.08        (0.08)      (0.01)     (0.75)     (0.84)
   2003         6.96       0.12         1.72           1.84        (0.12)         --      (0.72)     (0.84)
CLASS C +
   2005       $ 8.23      $0.09       $ 0.52         $ 0.61       $(0.09)     $(0.09)    $(0.66)    $(0.84)
   2004         7.98       0.11         0.98           1.09        (0.06)      (0.01)     (0.77)     (0.84)
   2003         6.96       0.08         1.78           1.86        (0.08)         --      (0.76)     (0.84)

                                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                    ------------------------------------------------------------------------------

                         Net Asset             Net Assets                Operating        Operating
   Period                  Value,                End of        Net        Expenses         Expenses      Portfolio
   Ended      Redemption   End of    Total       Period     Investment     Net of           Before        Turnover
December 31    Fees(a)     Period   Return++    (in 000's)    Income    Reimbursements   Reimbursements    Rate
-----------   ----------  --------  --------   -----------  ----------  --------------   --------------   --------
CLASS AAA
   2005        $0.00(b)     $8.20      8.4%     $124,437       1.79%        1.50%            1.50%          18%
   2004         0.00(b)      8.36     15.6        81,471       1.85         1.82             1.82(c)        17
   2003           --         8.03     29.5        43,526       1.92         2.00             2.00           39
   2002           --         6.96    (15.1)       13,215       2.91         2.00             2.64           41
   2001           --         9.13    (15.4)        9,727       1.02         2.00             2.49          110
CLASS A +
   2005        $0.00(b)     $8.23      8.5%     $ 81,869       1.88%        1.50%            1.50%          18%
   2004         0.00(b)      8.38     15.4        10,165       2.30         1.82             1.82(c)        17
   2003           --         8.06     29.9           307       1.67         2.00             2.00           39
CLASS B +
   2005        $0.00(b)     $7.97      7.6%     $    331       1.01%        2.25%            2.25%          18%
   2004         0.00(b)      8.20     14.5           333       1.08         2.57             2.57(c)        17
   2003           --         7.96     28.4            71       1.72         2.75             2.75           39
CLASS C +
   2005        $0.00(b)     $8.00      7.6%     $ 94,118       1.14%        2.25%            2.25%          18%
   2004         0.00(b)      8.23     14.6        10,245       1.33         2.57             2.57(c)        17
   2003           --         7.98     28.7           307       1.11         2.75             2.75           39

--------------------
+    Class A, B, and C Shares commenced operations on December 31, 2002.
++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges.
(a)  Per share data is calculated using the average shares outstanding method.
(b)  Amount represents less than $0.005 per share.
(c) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during 2004, representing previously reimbursed expenses from the Adviser. During the fiscal year ended December 31, 2004, had such payment not been made, the expense ratio would have been 1.71%, 1.71%, 2.46% and 2.46% for Class AAA, Class A, Class B, and Class C, respectively.

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
===============================================================================

To the Shareholders and Board of Trustees of The Gabelli Utilities Fund

We have audited the accompanying statement of assets and liabilities of The Gabelli Utilities Fund (the "Fund"), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Utilities Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                          /s/ ERNST & YOUNG, LLP

Philadelphia, Pennsylvania
February 14, 2006

THE GABELLI UTILITIES FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Utilities Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Utilities Fund at One Corporate Center, Rye, NY 10580-1422.

                          TERM OF        NUMBER OF
NAME, POSITION(S)       OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                 OTHER DIRECTORSHIPS
    AND AGE            TIME SERVED 2    BY TRUSTEE        DURING PAST FIVE YEARS                   HELD BY TRUSTEE 4
--------------         ------------  ----------------     ----------------------                  -------------------
INTERESTED TRUSTEES 3:
----------------------
MARIO J. GABELLI       Since 1999          24       Chairman of the Board and Chief Executive   Director of Morgan Group
Trustee                                             Officer of GAMCO Investors, Inc. and        Holdings Inc.
Age: 63                                             Chief Investment Officer - Value            (holding company)
                                                    Portfolios of Gabelli Funds, LLC and GAMCO
                                                    Asset Management Inc.; Chairman and Chief
                                                    Executive Officer of Lynch Interactive
                                                    Corporation (multimedia and services)
NON-INTERESTED TRUSTEES:
------------------------
ANTHONY J. COLAVITA    Since 1999          34       Partner in the law firm of                              --
Trustee                                             Anthony J. Colavita, P.C.
Age: 70

VINCENT D. ENRIGHT     Since 1999          14       Former Senior Vice President and Chief      Director of Aphton
Trustee                                             Financial Officer of KeySpan Energy         Corporation
Age: 62                                             Corporation                                 (biopharmaceuticals)

MARY E. HAUCK          Since 2000           3       Retired Senior Manager of the Gabelli O'Connor          --
Trustee                                             Fixed Income Mutual Funds Management Company
Age: 63

WERNER J. ROEDER, MD   Since 1999          23       Director of Lawrence Hospital and
Trustee                                             practicing private physician
Age: 65

OFFICERS:
---------
BRUCE N. ALPERT        Since 2003          --       Executive Vice President and Chief Operating
President and Treasurer                             Officer of Gabelli Funds, LLC since 1988 and
Age: 54                                             an officer of all of the registered investment
                                                    companies in the Gabelli Funds complex. Director
                                                    and President of Gabelli Advisers, Inc. since 1998.

JAMES E. MCKEE         Since 1999          --       Vice President, General Counsel and Secretary
Secretary                                           of GAMCO Investors, Inc. since 1999 and GAMCO
Age: 42                                             Asset Management Inc. since 1993; Secretary of
                                                    all of the registered investment companies in the
                                                    Gabelli Funds complex.

PETER D. GOLDSTEIN     Since 2004          --       Director of Regulatory Affairs for GAMCO Investors, Inc.
Chief Compliance Officer                            since 2004; Chief Compliance Officer of all of the registered
Age: 52                                             investment companies in the Gabelli Funds complex;
                                                    Vice President of Goldman Sachs Asset Management from
                                                    2000 through 2004.

-------------------
1  Address: One Corporate Center, Rye, NY 10580 1422, unless otherwise noted.
2  Each  Trustee will hold office for an  indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. Effective November 16, 2005, Mr. Karl Otto Pohl resigned from the Board of Trustees and now serves as Trustee Emeritus.
3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                    Mary E. Hauck
CHAIRMAN AND CHIEF                       FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                        GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                    MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                      Werner J. Roeder, MD
ATTORNEY-AT-LAW                          MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.


                                    OFFICERS

Bruce N. Alpert                          James E. McKee
PRESIDENT AND TREASURER                  SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB470Q405SR

                                                               [GRAPHIC OMITTED]
                                                                    TRIANGLE ART

                                                    THE
                                                    GABELLI
                                                    UTILITIES
                                                    FUND



                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,500 in 2005 and $20,300 in 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2004.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2005 and $3,400 in 2004.

          Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2005 and $0 in 2004.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2005 and $68,400 in 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the  1940  Act  and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Utilities Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     March 8, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer


Date     March 8, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.